Other receivables and prepaid expenses (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Receivables [Abstract]
Other receivables	$ 0	$ 3,900
Prepaid expenses	7,260	18,995
Total	$ 7,260	$ 22,895